Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Compensation Program Governance

The Committee continually reviews its policies and procedures to ensure they are consistent with strong corporate governance guidelines. This also includes education around governance best practices and their bearing on the Company and its executive compensation program.

What We Do:	What We Don’t Do:
Align pay and performance	No guaranteed bonuses – incentive compensation may be reduced to zero if financial metrics are not met
Engage an independent third-party compensation consultant for advice in making compensation decisions	No highly leveraged incentive plans that encourage excessive risk taking
Review compensation data from peers whose industry, revenues, and footprint share similarities with the Company	No uncapped incentive award payouts
Conduct an annual shareholder say-on-pay vote	No excessive perquisites for our directors and executive officers
Maintain additional holding requirements of one year once equity awards vest	No payment of dividends on unvested equity awards
Maintain stock ownership guidelines for executive officers and directors	No repricing of options or SARs without prior shareholder approval
Maintain a clawback policy	No excise tax gross ups

The Committee grants equity-based awards, including SARs and PSUs, and has in the past granted options, to our executive officers. The Committee grants equity-based awards to others, including SARs and Restricted Stock Units (“RSUs) to our Directors, and restricted stock awards to non-executive employees. These equity awards to our executive officers and other employees are made on an annual grant cycle in February of each year at a pre-established Committee meeting following the release of earnings. The Committee may make off cycle equity awards from time-to-time on an as-needed basis as circumstances warrant. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Committee’s practice to generally avoid granting executive officers and other employees equity awards during a closed window period or during periods in which there is undisclosed material non-public information about the Company.

The Committee and the Company’s internal audit function conducted a review of the compensation program and arrangements for the Company’s executives and other employees to evaluate whether incentives and other forms of pay encourage unnecessary or excessive risk taking. This assessment by the Committee and the Company included a review of the design of our incentive plans and policies, and the impact of risk mitigation features in these plans or policies. Based on this analysis, the Committee was satisfied that any risks arising from our compensation programs are not reasonably likely to have a material adverse effect on the Company.

Award Timing Method	The Committee grants equity-based awards, including SARs and PSUs, and has in the past granted options, to our executive officers. The Committee grants equity-based awards to others, including SARs and Restricted Stock Units (“RSUs) to our Directors, and restricted stock awards to non-executive employees. These equity awards to our executive officers and other employees are made on an annual grant cycle in February of each year at a pre-established Committee meeting following the release of earnings. The Committee may make off cycle equity awards from time-to-time on an as-needed basis as circumstances warrant. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Committee’s practice to generally avoid granting executive officers and other employees equity awards during a closed window period or during periods in which there is undisclosed material non-public information about the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false